SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
SEGMENT REPORTING

14.                        SEGMENT REPORTING

The Group’s chief operating decision-maker (“CODM”) has been identified as the Chief Executive Officer, who reviews operating results of these four segments to make decisions about allocating resources and assessing performance for the entire Group. Prior to 2011, the Group had three major product distribution channels, “online platform,” “directly operated stores” and “franchised stores,” which constituted three operating segments. Since 2011, the online platform has been divided into two segments, internet platform and call center, due to the substantial growth in internet platform channels in 2011. Prior period information has been recast to be consistent with the current segment reporting structure. The Group does not allocate expenses below segment gross profit since these three channels share the same executive team, logistics center, occupancy expenses, marketing department, information technology infrastructures, human resources and finance department.

Net revenues, cost of goods sold and gross profit attributable to the different segments are as follows:

	Internet platform	Call center	Directly operated stores	Franchised Stores	Total
	$	$	$	$	$

2010
Revenues	108,156,892	70,611,666	30,709,926	18,062,814	227,541,298
Cost of goods sold (excluding depreciation and amortization)	71,443,588	35,945,408	13,521,818	11,730,807	132,641,621
Gross Profit	36,713,304	34,666,258	17,188,108	6,332,007	94,899,677
Selling, general and administrative expenses					86,244,899
Depreciation and amortization					4,468,527
Other operating income, net					(774,986)
Income from operations					4,961,237
Interest income					440,875
Income before income taxes and noncontrolling interests					5,402,112

2011
Revenues	118,502,166	52,783,982	25,770,146	20,837,544	217,893,838
Cost of goods sold (excluding depreciation and amortization)	92,686,952	24,399,891	12,914,304	14,737,394	144,738,541
Gross Profit	25,815,214	28,384,091	12,855,842	6,100,150	73,155,297
Selling, general and administrative expenses					104,534,226
Depreciation and amortization					4,411,298
Other operating income, net					(932,748)
Loss from operations					(34,857,479)
Interest income					2,231,462
Other income, net					2,307,270
Loss before income taxes and noncontrolling interests					(30,318,747)

2012
Revenues	71,830,359	47,966,846	17,343,134	14,675,718	151,816,057
Cost of goods sold (excluding depreciation and amortization)	57,679,033	19,155,224	9,894,793	10,737,821	97,466,871
Gross Profit	14,151,326	28,811,622	7,448,341	3,937,897	54,349,186
Selling, general and administrative expenses					76,309,520
Depreciation and amortization					4,216,962
Other operating income, net					(1,805,346)
Loss from operations					(24,371,950)
Interest income					2,143,396
Other income, net					120,315
Loss before income taxes and noncontrolling interests					(22,108,239)

(1)   Segment cost of goods sold and gross profit reviewed by the chief operating decision maker excludes depreciation and amortization.

The Group’s net revenues are all generated from customers in the PRC. Accordingly, no geographical segments are presented. Net revenues by each group of similar products are as follows:

	For the years ended December 31,
	2010	2011	2012
	$	$	$
Apparel and accessories	167,726,656	156,299,108	96,896,947
Home products	25,523,853	20,636,356	10,315,617
Healthcare products	33,818,003	40,607,636	44,352,636
Others	472,786	350,738	250,857
Total net revenues	227,541,298	217,893,838	151,816,057

The Group’s revenues and cost of goods sold related to its sales to franchisees are as follows:

	For the years ended December 31,
	2010	2011	2012
	$	$	$
Revenue	18,062,814	20,837,544	14,675,718
Cost of goods sold (excluding depreciation and amortization)	11,730,807	14,737,394	10,737,821
Gross profit	6,332,007	6,100,150	3,937,897

The Group operates in PRC and substantially all of the Group’s long-lived assets are located in the PRC.

The assets of the Company support the operations of multiple segments and therefore could not be clearly allocated to a respective segment. As a result, the CODM does not review assets by segment when making decisions regarding resource allocation and performance assessment for the entire Group.